Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expense	$ 178	$ 744	$ 3,783
Employee Stock Option Plans
Share-based compensation expense	178	743	3,761
Non-Employee Stock Option Agreements
Share-based compensation expense		1	22
Research & Development Expenses
Share-based compensation expense		177	485
Selling & Marketing Expenses
Share-based compensation expense	67	280	820
General & Administrative Expenses
Share-based compensation expense	$ 111	$ 287	$ 2,478